GOODWILL AND OTHER INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the six months ended June 30, 2022 are as follows:

	Agriculture	Construction	Financial Services	Total
	(in millions)
Balance at January 1, 2022	$3,020	$49	$141	$3,210
Acquisition	43	—	—	43
Foreign currency translation and other	10	(4)	—	6
Balance at June 30, 2022	$3,073	$45	$141	$3,259

Summary of Other Intangible Assets
As of June 30, 2022 and December 31, 2021, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2022			December 31, 2021
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$291	$237	$54	$290	$231	$59
Patents, concessions, licenses and other	5-25	1,966	1,116	850	1,973	1,097	876
		2,257	1,353	904	2,263	1,328	935
Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272
Total Other intangible assets		$2,529	$1,353	$1,176	$2,535	$1,328	$1,207